CONTRACT BALANCES - Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Accounts receivable			¥ 541,355	¥ 364,654
Less: allowance for doubtful accounts	¥ (241)	¥ (2,156)	(241)
Accounts receivable, net			541,114	364,654
- Current portion			536,842	364,654
- Non-current portion			4,272
Unbilled portion			384,640	253,724
Movement of the allowance for doubtful accounts
Balance at the beginning of the year		2,156
Allowance made during the year	241
Reversal during the year		¥ (2,156)
Balance at the end of the year	241
Deferred Revenue
Beginning balance, deferred revenue	55,609
Closing balance, deferred revenue	73,077
Increase	17,468
Revenue recognized from the opening deferred revenue balance	¥ 43,192
Accounts receivable
Accounts receivable, net
Assets pledged			¥ 365,938	¥ 136,043